                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-5076

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
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               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-3488
                                                            --------------

                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       03/31/2005

ITEM 1.  REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Exempt
California Money Market Fund

March 31, 2005

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended March 31, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2005
Actual Portfolio Return
Beginning Account Value 10/1/04	$ 1,000.00
Ending Account Value 3/31/05	$ 1,004.90
Expenses Paid per $1,000*	$ 3.80
Hypothetical 5% Portfolio Return
Beginning Account Value 10/1/04	$ 1,000.00
Ending Account Value 3/31/05	$ 1,021.14
Expenses Paid per $1,000*	$ 3.83

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
Tax-Exempt California Money Market Fund	0.76%

For more information, please refer to the Fund's prospectus.

Portfolio Summary as of March 31, 2005

Asset Allocation	3/31/05	9/30/04

Municipal Investments	100%	100%
Weighted Average Maturity	3/31/05	9/30/04
Tax-Exempt California Money Market Fund	16 days	32 days
State Specific Retail California Money Fund Average*	24 days	43 days

* The Fund is compared to its respective iMoneyNet category: State Specific Retail Money Fund Average consists of only retail state tax-free and municipal money funds.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Fund's holdings, see pages 5-7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Investment Portfolio as of March 31, 2005 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 98.9%
California 93.8%
Alameda Contra Costa, CA, School Financing Authority, Certificates of Participation, Capital Improvements Financing Projects, Series C, 2.3%*, 7/1/2025, Bank of Nova Scotia (b)	140,000	140,000
Alameda County, CA, Certificates of Participation, Series 410, 144A, 2.3%*, 9/1/2021 (c)	250,000	250,000
California, Daily Kindergarten University, General Obligation:
Series A-2, 2.28%*, 5/1/2034, Citibank NA (b)	600,000	600,000
Series A-5, 2.28%*, 5/1/2034, Citibank NA (b)	700,000	700,000
California, Department of Water Resources, Power Supply Revenue:
Series C-9, 2.23%*, 5/1/2022, Citibank NA (b)	550,000	550,000
Series B-4, 2.28%*, 5/1/2022, Bayerische Landesbank (b)	200,000	200,000
Series C-14, 2.28%*, 5/1/2022, Westdeutsche Landesbank (b)	300,000	300,000
Series B-2, 2.3%*, 5/1/2022, BNP Paribas (b)	400,000	400,000
Series M5J-D, 144A, 2.31%*, 5/1/2012 (c)	2,000,000	2,000,000
California, East Bay Water Authority, 2.05%, 8/12/2005	3,100,000	3,100,000
California, Economic Recovery:
Series C-3, 2.2%*, 7/1/2023	2,500,000	2,500,000
Series C-9, 2.23%*, 7/1/2023, Bank of Nova Scotia (b)	2,100,000	2,100,000
Series C-16, 2.29%*, 7/1/2023 (c)	1,000,000	1,000,000
Series C-1, 2.3%*, 7/1/2023	1,050,000	1,050,000
California, General Obligation:
Series C-4, 2.28%*, 5/1/2033, Landesbank Hessen-Thuringen (b)	2,300,000	2,300,000
Series PT-1555, 144A, 2.3%*, 10/1/2010 (c)	2,000,000	2,000,000
Series A-1, 2.3%*, 5/1/2033, Westlab AG (b)	900,000	900,000
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 2.14%*, 7/1/2020 (c)	1,800,000	1,800,000
California, Housing Finance Agency Revenue, Series D, AMT, 2.3%*, 8/1/2033 (c)	2,730,000	2,730,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 2.35%*, 2/1/2037	900,000	900,000
Series C, AMT, 2.35%*, 8/1/2037	1,800,000	1,800,000
California, Multi-Family Housing Revenue, Arbors Apartments, Series A, 2.24%*, 12/15/2032	300,000	300,000
California, Multi-Family Housing Revenue, California Hills Apartments, Series A, AMT, 2.29%*, 12/15/2032	2,000,000	2,000,000
California, Municipal Securities Trust Certificates, Series 9041, 144A, 2.27%*, 7/21/2010 (c)	6,500,000	6,500,000
California, Peninsula Corridor Joint Powers Board, Grant Anticipation Notes, Series A, 1.76%, 5/3/2005	2,000,000	2,000,709
California, Statewide Community Development Authority, Multi-Family Revenue, Avian Glen Apartments Project, Series B, AMT, 2.37%*, 8/1/2039, Citibank NA (b)	2,000,000	2,000,000
California, Statewide Financing Authority Revenue, Tobacco Settlement, Series PA-1287, 144A, 2.37%*, 5/1/2037	2,500,000	2,500,000
California, Weekly Kindergarten University, General Obligation, Series A-9, 2.28%*, 5/1/2034, Citibank NA (b)	300,000	300,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 2.29%*, 12/1/2032, Citibank NA (b)	175,000	175,000
Fremont, CA, Certificates of Participation, Capital Improvement Financing Project, 2.27%*, 8/1/2030, Scotiabank (b)	150,000	150,000
Grant, CA, Joint Union High School District, Certificates of Participation School Facilities Bridge Funding Program:
2.23%*, 9/1/2015 (c)	200,000	200,000
2.23%*, 9/1/2034 (c)	200,000	200,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 2.31%*, 3/1/2033	500,000	500,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 2.3%*, 10/1/2023, Bank of America NA (b)	6,200,000	6,200,000
Irvine, CA, East Investment Co., 2.13%*, 12/1/2005, Bank of America NA (b)	200,000	200,000
Kern County, CA, Certificates of Participation, Kern Public Facilities Project, Series B, 2.23%*, 8/1/2006, Bayerische Landesbank (b)	100,000	100,000
Lancaster, CA, Redevelopment Agency, Multi-Family Housing Revenue, Westwood Park Apartments, Series K, 2.28%*, 12/1/2007, Bank of America NA (b)	1,500,000	1,500,000
Los Angeles County, CA, Capital Asset Lease Revenue, 2.05%, 5/17/2005	3,000,000	3,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/30/2005	5,140,000	5,155,373
Los Angeles, CA, Department of Water & Power, 1.9%, 4/4/2005	5,000,000	5,000,000
Los Angeles, CA, General Obligation, Series L54J, 144A, 2.31%*, 6/30/2005	6,000,000	6,000,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 6.0%, 6/30/2005	1,000,000	1,009,810
Los Angeles, CA, Unified School District:
144A, 2.26%*, 1/1/2028 (c)	1,000,000	1,000,000
144A, 2.26%*, 11/1/2028 (c)	400,000	400,000
Series B-12, 144A, 2.32%*, 1/1/2027 (c)	1,000,000	1,000,000
Los Angeles, CA, Water and Power Revenue:
Series B-2, 2.2%*, 7/1/2034	600,000	600,000
Subseries A-5, 2.23%*, 7/1/2035	1,100,000	1,100,000
Subseries A-4, 2.28%*, 7/1/2035	400,000	400,000
Pittsburgh, CA, Redevelopment Agency Tax Allocation, Los Medanos Community, Series A, 2.26%*, 9/1/2035 (c)	400,000	400,000
Sacramento County, CA, Housing Authority, Multi-Family Housing Revenue, Chesapeake Commons, Series C, AMT, 2.31%*, 2/15/2031	500,000	500,000
Sacramento County, CA, Housing Authority, Multi-Family Housing Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 2.37%*, 7/1/2036, Citibank NA (b)	4,641,000	4,641,000
Sacramento, CA, Housing Authority Multi-Family Revenue, Freemont Mews Apartments, Series D, AMT, 2.31%*, 11/1/2038, Wachovia Bank NA (b)	4,750,000	4,750,000
San Berardino, CA, Certificates of Participation, Medical Center Financing Project, 2.18%*, 8/1/2026 (c)	100,000	100,000
San Diego, CA, Water Authority, ABN Amro Munitops Certificate Trust, Series 1998-10, 144A, 2.3%*, 7/5/2006 (c)	650,000	650,000
San Francisco, CA, Bay Area, Rapid Transportation District, Sales Tax Revenue, Series PA-572, 144A, 2.3%*, 1/1/2008 (c)	2,250,000	2,250,000
San Francisco, CA, City & County Apartment Community, Series 27A, AMT, 5.0%, 5/1/2005 (c)	3,680,000	3,690,244
San Francisco, CA, City & County, International Airport Revenue, Series SG-88, 144A, 2.3%*, 5/1/2021	6,200,000	6,200,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 2.32%*, 10/1/2022 (c)	2,000,000	2,000,000
San Jose, CA, Multi-Family Housing Revenue, Almanden Lake Village Apartments, Series A, AMT, 2.31%*, 3/1/2032	500,000	500,000
Santa Clara, CA, Electric Revenue, Series B, 2.23%*, 7/1/2010 (c)	900,000	900,000
Simi Valley, CA, Multi-Family Housing Revenue, Lincoln Wood Ranch, 2.3%*, 6/1/2010	1,600,000	1,600,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B-3, 2.24%*, 7/1/2035,	400,000	400,000
Series B, 2.27%*, 7/1/2020	300,000	300,000
Triunfo County, CA, Sanitation District Revenue, 2.35%*, 6/1/2019, Banque Nationale Paris (b)	190,000	190,000
		105,882,136
Multi-State 5.1%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.29%*, 10/1/2008	5,750,000	5,750,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $111,632,136) (a)	98.9	111,632,136
Other Assets and Liabilities, Net	1.1	1,236,521
Net Assets	100.0	112,868,657

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2005.

(a) Cost for federal income tax purposes was $111,632,136.

(b) Security incorporates a letter of credit from a major bank.

(c) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	1.1
FGIC	Financial Guaranty Insurance Company	5.7
FSA	Financial Security Assurance	9.5
MBIA	Municipal Bond Investors Assurance	9.7

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2005 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 111,632,136
Receivable for investments sold	745,257
Interest receivable	637,979
Other assets	14,227
Total assets	113,029,599
Liabilities
Due to custodian bank	44,074
Dividends payable	4,480
Accrued management fee	20,494
Other accrued expenses and payables	91,894
Total liabilities	160,942
Net assets, at value	$ 112,868,657
Net Assets
Net assets consist of: Undistributed net investment income	189
Accumulated net realized gain (loss)	(4,180)
Paid-in capital	112,872,648
Net assets, at value	$ 112,868,657
Shares outstanding	112,873,321
Net asset value, offering and redemption price per share (net asset value $112,868,657 ÷ 112,873,321 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2005 (Unaudited)
Investment Income
Income: Interest	$ 1,060,527
Expenses: Management fee	134,972
Services to shareholders	35,421
Custodian and accounting fees	3,774
Distribution services fees	202,459
Auditing	18,214
Legal	15,025
Trustees' fees and expenses	9,850
Reports to shareholders	32,630
Registration fees	10,856
Other	4,631
Total expenses, before expense reductions	467,832
Expense reductions	(1,488)
Total expenses, after expense reductions	466,344
Net investment income	594,183
Net realized gain (loss) on investment transactions	(2,961)
Net increase (decrease) in net assets resulting from operations	$ 591,222

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Operations: Net investment income	$ 594,183	$ 556,915
Net realized gain (loss) on investment transactions	(2,961)	3,460
Net increase (decrease) in net assets resulting from operations	591,222	560,375
Distributions to shareholders from: Net investment income	(592,051)	(572,692)
Fund share transactions: Proceeds from shares sold	82,729,430	208,905,967
Reinvestment of distributions	587,591	568,650
Cost of shares redeemed	(111,382,780)	(180,473,297)
Net increase (decrease) in net assets from Fund share transactions	(28,065,759)	29,001,320
Increase (decrease) in net assets	(28,066,588)	28,989,003
Net assets at beginning of period	140,935,245	111,946,242
Net assets at end of period (including undistributed net investment income of $189 and accumulated distributions in excess of net investment income of $1,943, respectively)	$ 112,868,657	$ 140,935,245
Other Information
Shares outstanding at beginning of period	140,939,080	111,937,751
Shares sold	82,729,430	208,905,967
Shares issued to shareholders in reinvestment of distributions	587,591	568,659
Shares redeemed	(111,382,780)	(180,473,297)
Net increase (decrease) in Fund shares	(28,065,759)	29,001,329
Shares outstanding at end of period	112,873,321	140,939,080

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.004	.006	.007	.02	.03
Less distributions from net investment income	(.005)	(.004)	(.006)	(.007)	(.02)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.49**	.42	.64[b]	.67	2.24	2.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	113	141	112	448	513	577
Ratio of expenses before expense reductions (%)	.76*	.67	.77	.73	.79[c]	.72
Ratio of expenses after expense reductions (%)	.76*	.66	.74	.73	.76[c]	.72
Ratio of net investment income (%)	.97*	.42	.38	.72	2.23	2.75

a For the six months ended March 31, 2005 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .75%, respectively.

* Annualized

** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

At September 30, 2004, the Fund had a net tax basis capital loss carryforward of approximately $1,200 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011 ($100) and September 30, 2012 ($1,100), the respective expiration dates, whichever occurs first.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Fund's average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended March 31, 2005, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.22% of the Fund's average daily net assets.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. For the six months ended March 31, 2005, the amount charged to the Fund by SISC aggregated $25,373, of which $15,703 is unpaid.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of the Fund. For the six months ended March 31, 2005, the Distribution Fee aggregated $202,459, of which $32,917 is unpaid.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Insurance Brokerage Commissions. The Fund paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has reimbursed the Fund for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $166 and $36, respectively.

3. Expense Reductions

For the six months ended March 31, 2005, the Advisor agreed to reimburse the Fund $1,244, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended March 31, 2005, the Fund's custodian and transfer agent fees were reduced by $221 and $23, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the fund's first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt California Money Market Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax Exempt California Money Market Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 31, 2005